Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $60 (December 31, 2019 - $55))	$ 121	$ 210
Value added tax and income tax receivable	519	254
Other	174	194
Trade and other receivables	$ 814	$ 658